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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                  --------------

Check here if Amendment [ ];  Amendment Number: ______
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number:  28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

               Signature                 Place               Date of Signing

            /s/ Lloyd Appel           New York, NY            April 11, 2006
            ---------------           ------------            --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                        -------------

Form 13F Information Table Entry Total:     51
                                        -------------

Form 13F Information Table Value Total:     334,390
                                        -------------
                                         (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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
              COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               INVEST-
                                                                                               MENT     OTHER
                                                                (000)     SHRS OR   SH/  PUT/  DISCRE-  MAN-     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP     VALUE     PRN AMT   PRN  CALL  TION     AGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS INC           COM            000886309    6,425    251,058   SH          SOLE            130,414  0   120,644
AGILENT TECHNOLOGIES INC             COM            00846u101   14,498    386,100   SH          SOLE            200,000  0   186,100
AMERICAN INTERNATIONAL GROUP INC     COM            026874107      607      9,187   SH          SOLE              9,187  0       -
AMR CORP                             COM            001765106    2,746    101,500   SH          SOLE             54,120  0    47,380
ARAMARK CORP                         COM            038521100   11,597    392,600   SH          SOLE            205,650  0   186,950
BERKSHIRE HATHAWAY INC               COM            084670207    9,397      3,120   SH          SOLE              1,625  0     1,495
CAPITAL ONE FINANCIAL CORP           COM            14040h105    3,293     40,900   SH          SOLE             21,100  0    19,800
CAPITALSOURCE INC                    COM            14055x102    5,118    205,700   SH          SOLE            106,000  0    99,700
CENVEO INC                           COM            15670s105    8,728    526,400   SH          SOLE            277,014  0   249,386
CHARLES SCHWAB CORP                  COM            808513105   11,908    691,900   SH          SOLE            360,760  0   331,140
CINCINNATI BELL INC.                 COM            171871106       75     16,500   SH          SOLE             16,500  0       -
COCA COLA CO                         COM            191216100    9,555    228,200   SH          SOLE            119,360  0   108,840
COLGATE PALMOLIVE CO                 COM            194162103   17,564    307,600   SH          SOLE            157,650  0   149,950
CONEXANT SYSTEMS INC                 COM            207142100   10,607  3,074,450   SH          SOLE          1,579,350  0 1,495,100
CROWN HOLDINGS INC                   COM            228368106    2,813    158,550   SH          SOLE             83,091  0    75,459
DST SYSTEMS INC                      COM            233326107   10,406    179,600   SH          SOLE             92,237  0    87,363
ECI TELECOM LTD                      COM            268258100   11,609  1,024,650   SH          SOLE            534,727  0   489,923
EVEREST RE GROUP LTD                 COM            g3223r108    8,618     92,300   SH          SOLE             47,968  0    44,332
FINISAR CORP                         COM            31787a101   13,698  2,767,300   SH          SOLE          1,421,480  0 1,345,820
FIRST DATA CORP                      COM            319963104    8,306    177,400   SH          SOLE             91,950  0    85,450
FREDDIE MAC                          COM            313400301    2,507     41,100   SH          SOLE             21,080  0    20,020
FREESCALE SEMICONDUCTOR INC          COM            35687m206      128      4,598   SH          SOLE              4,598  0       -
FRONTLINE LTD                        COM            g3682e127    2,693     80,400   SH          SOLE             48,220  0    32,180
GLAXOSMITHKLINE PLC                  SPONSORED ADR  37733w105    5,325    101,800   SH          SOLE             52,700  0    49,100
HSBC HOLDINGS PLC                    SPONSORED ADR  404280406    4,044     48,266   SH          SOLE             48,266  0       -
INTERNATIONAL COAL GROUP INC         COM            45928h106    3,646    374,300   SH          SOLE            194,300  0   180,000
JUNIPER NETWORKS                     COM            48203r104    6,877    359,700   SH          SOLE            188,025  0   171,675
KROGER CO                            COM            501044101    9,277    455,650   SH          SOLE            237,680  0   217,970
LIBERTY GLOBAL INC                   COM            530555101    3,359    164,100   SH          SOLE             86,085  0    78,015
LIBERTY GLOBAL INC                   COM            530555309    3,630    183,800   SH          SOLE             95,995  0    87,805
LIBERTY MEDIA CORP                   COM            530718105    3,332    405,900   SH          SOLE            213,282  0   192,618
MELLON FINL CORP                     COM            58551a108    5,536    155,500   SH          SOLE             81,210  0    74,290
METRO ONE TELECOMMUNICATIONS INC     COM            59163f105       50     77,500   SH          SOLE             77,500  0       -
MICROSOFT CORP                       COM            594918104   14,575    535,650   SH          SOLE            279,950  0   255,700
MOTOROLA  CORP.                      COM            620076109      954     41,646   SH          SOLE             41,646  0       -
MOTOROLA INC                         COM            620076109    6,930    302,500   SH          SOLE            157,200  0   145,300
NII HOLDINGS INC                     COM            62913f201    7,828    132,750   SH          SOLE             69,630  0    63,120
NORTEL CORP.                         COM            656568102      128     41,823   SH          SOLE             41,823  0       -
NOVARTIS AG                          SPONSORED ADR  66987v109    7,044    127,050   SH          SOLE             65,720  0    61,330
PFIZER INC                           COM            717081103    3,108    124,700   SH          SOLE             65,700  0    59,000
PMC-SIERRA INC                       COM            69344f106    6,917    562,850   SH          SOLE            288,875  0   273,975
SANOFI AVENTIS                       SPONSORED ADR  80105n105    3,186     67,150   SH          SOLE             34,675  0    32,475
SCHERING PLOUGH CORP                 COM            806605101    2,928    154,200   SH          SOLE             79,500  0    74,700
SHIP FINANCE INTERNATIONAL LIMITED   COM            g81075106       69      4,017   SH          SOLE              2,409  0     1,608
STANDARD & POORS DEPOSITARY RECEIPTS COM            78462f103   27,005    208,000   SH          SOLE                -    0   208,000
SYNERON MEDICAL LTD                  COM            m87245102      701     23,983   SH          SOLE                -    0    23,983
TD AMERITRADE HLDG CORP              COM            87236y108    9,609    460,400   SH          SOLE            239,195  0   221,205
TIFFANY & CO                         COM            886547108    9,533    253,950   SH          SOLE            131,750  0   122,200
VODAFONE GROUP PLC                   SPONSORED ADR  92857w100      611     29,250   SH          SOLE             29,250  0       -
WYETH COM                            COM            983024100   10,949    225,650   SH          SOLE            118,852  0   106,798
XO HOLDINGS INC                      COM            98417k106    4,345  1,100,000   SH          SOLE            564,300  0   535,700
                                                               334,390
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